Weighted Average Assumption Of Stock Option Grant Date Fair Value (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	101.00%	103.00%	100.00%	100.00%
Risk-free interest rate	1.85%	0.96%	1.01%	1.27%
Expected Dividend Yield	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value-based measurement per share	$ 3.97	$ 3.97	$ 3.97	$ 11.13